Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013
Dreyfus Global Absolute Return Fund | Dreyfus Global Absolute Return Fund | Class A
Risk/Return:
Trading Symbol	DGPAX
Dreyfus Global Absolute Return Fund | Dreyfus Global Absolute Return Fund | Class C
Risk/Return:
Trading Symbol	DGPCX
Dreyfus Global Absolute Return Fund | Dreyfus Global Absolute Return Fund | Class I
Risk/Return:
Trading Symbol	DGPIX
Dreyfus Global Dynamic Bond Fund | Dreyfus Global Dynamic Bond Fund | Class A
Risk/Return:
Trading Symbol	DGDAX
Dreyfus Global Dynamic Bond Fund | Dreyfus Global Dynamic Bond Fund | Class C
Risk/Return:
Trading Symbol	DGDCX
Dreyfus Global Dynamic Bond Fund | Dreyfus Global Dynamic Bond Fund | Class I
Risk/Return:
Trading Symbol	DGDIX
Dreyfus Global Real Return Fund | Dreyfus Global Real Return Fund | Class A
Risk/Return:
Trading Symbol	DRRAX
Dreyfus Global Real Return Fund | Dreyfus Global Real Return Fund | Class C
Risk/Return:
Trading Symbol	DRRCX
Dreyfus Global Real Return Fund | Dreyfus Global Real Return Fund | Class I
Risk/Return:
Trading Symbol	DRRIX
Dreyfus Total Emerging Markets Fund | Dreyfus Total Emerging Markets Fund | Class A
Risk/Return:
Trading Symbol	DTMAX
Dreyfus Total Emerging Markets Fund | Dreyfus Total Emerging Markets Fund | Class C
Risk/Return:
Trading Symbol	DTMCX
Dreyfus Total Emerging Markets Fund | Dreyfus Total Emerging Markets Fund | Class I
Risk/Return:
Trading Symbol	DTEIX
Dreyfus Total Return Advantage Fund | Dreyfus Total Return Advantage Fund | Class A
Risk/Return:
Trading Symbol	DTRAX
Dreyfus Total Return Advantage Fund | Dreyfus Total Return Advantage Fund | Class C
Risk/Return:
Trading Symbol	DTRCX
Dreyfus Total Return Advantage Fund | Dreyfus Total Return Advantage Fund | Class I
Risk/Return:
Trading Symbol	DTRRX
Global Alpha Fund | Global Alpha Fund | Class A
Risk/Return:
Trading Symbol	AVGAX
Global Alpha Fund | Global Alpha Fund | Class C
Risk/Return:
Trading Symbol	AVGCX
Global Alpha Fund | Global Alpha Fund | Class I
Risk/Return:
Trading Symbol	AVGRX